INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2017
Inventory Disclosure [Abstract]
Schedule Of Inventory

	December 31,	June 30,
	2016	2017
		Unaudited

Raw materials	$7,651	$9,781
Work in progress	232	484
Finished products	37,764	45,893

	$45,647	$56,158